Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents
Detail of Cash and cash equivalents are as follows:

(In Euros)	June 30, 2022	December 31, 2021
Cash	2,757	2,678
Bank and other credit institutions	11,636,349	2,926,469
Bank and other credit institutions, foreign currency	108,044,344	110,876,659
Other cash equivalents	191,894	59,493

Total	119,875,344	113,865,299

Detail of cash and equivalents at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
Cash	2,678	1,718
Banks and other credit institutions	2,926,469	20,914,555
Banks and other credit institutions, foreign currency	110,876,659	1,342,004
Other cash equivalents	59,493	79,744

Total	113,865,299	22,338,021

Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas
Bank and other credit institutions, foreign currency:

(In Euros)	June 30, 2022	December 31, 2021
USD	104,910,938	108,294,585
GBP	645,073	1,500,124
NOK	613,387	406,168
SEK	1,403,566	360,299
DKK	471,380	245,849
CNY	—	69,634

Total	108,044,344	110,876,659

Details of banks and other credit institutions, foreign currency are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
USD	108,294,585	43,874
GBP	1,500,124	775,086
NOK	406,168	407,091
SEK	360,299	89,157
DKK	245,849	5,586
CNY	69,634	21,210

Total	110,876,659	1,342,004

Disclosure Of Significant non cash transactions from investing and financing activities
Significant
non-cash
transactions from investing and financing activities are as follows:

(In Euros)	31 Dec 2021
Conversion of convertible bonds and convertible note (Note 13)	(87,105,347)
Contribution in kind of Kensington shares (Note 16)	9,058,150

Total	(78,047,197)